                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-0859
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                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                   Date of fiscal year end: November 30, 2003
-------------------------------------------------------------------------------

                   Date of reporting period: November 30, 2003
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
ANNUAL REPORT 11/30/03

[graphic omitted]

MASSACHUSETTS INVESTORS
GROWTH STOCK FUND

A path for pursuing opportunity

                                                                 [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements. Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

The fund seeks long-term growth of capital and future income rather than current income.

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To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
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TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              20
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     34
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      44
----------------------------------------------------
TRUSTEES AND OFFICERS                             45
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       47
----------------------------------------------------
FEDERAL TAX INFORMATION                           48
----------------------------------------------------
CONTACT INFORMATION                               49
----------------------------------------------------
ASSET ALLOCATION                                  50

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LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    December 19, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

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MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o   global asset management expertise across all asset classes

o   time-tested money management process for pursuing consistent results

o   full spectrum of investment products backed by MFS Original Research(R)

o   resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o   analyzing financial statements and balance sheets

o   talking extensively with companies' customers and competitors

o   developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT UPDATE

During the final month of the one-year period ended November 30, 2003, Irfan Ali and Gregory Locraft joined Stephen Pesek in managing the portfolio. There has been no change to the fund's investment philosophy or approach. Massachusetts Investors Growth Stock Fund will continue to pursue its traditional bottom-up, well-diversified, growth-at-a-reasonable-price strategy.

MARKET ENVIRONMENT

After three years of consecutive declines, growth stocks (as measured by the Russell 1000 Growth Index) finished the 12 months ended November 30, 2003 in positive territory. Each of the 13 sectors we track registered gains, with the strongest advances coming from heretofore beleaguered utilities and communications stocks as well as basic materials industries. However, the biggest contributor to returns for the fund's benchmark, the Russell 1000 Growth Index, was technology. Stabilization in corporate demand for networking and storage gear, together with robust consumer demand for electronics products such as notebook PCs, flat panel displays, and wireless handsets, led to overwhelmingly positive earnings revisions - and consequently, stock price performance - across the technology sector.

------------------------------------------------
TOP 5 SECTOR ALLOCATIONS
AS OF 11/30/03

TECHNOLOGY                                 29.1%
------------------------------------------------
HEALTH CARE                                16.4%
------------------------------------------------
FINANCIAL SERVICES                         13.1%
------------------------------------------------
LEISURE                                    12.0%
------------------------------------------------
RETAILING                                  11.8%
------------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
------------------------------------------------

PERFORMANCE DETRACTORS

The fund's performance lagged that of its benchmark during the period. Positioning among technology, leisure, and retail concerns comprised the chief areas of disappointment.

In technology, the portfolio's underweighted position among semiconductor stocks in general, and industry leader Intel in particular, hurt relative results. Stocks of electronic component makers and equipment suppliers rallied strongly over the period as investors anticipated a cyclical rebound in demand. While we were encouraged by evidence of strength in specific product markets, our positioning in technology remained somewhat cautious because we felt stock valuations in the sector were overly high and we believed the market was pricing in somewhat optimistic views of future growth. However, the portfolio's relative performance was helped by our overweighted positions in semiconductor maker Analog Devices and storage software firm VERITAS Software. Underweighting Microsoft, which declined in price over the period, also helped relative results.

Our holdings in the leisure category were skewed in favor of advertising-sensitive media firms that we believed would benefit from improving ad spending. Over the period, however, the market's apparent fixation on short term choppiness in some advertising markets led these stocks to underperform. But as of period-end, leisure remained a significant focus in the portfolio. We felt conditions in 2004 - including U.S. presidential elections, the summer Olympics in Greece, and an economic upturn that has shown signs of strengthening - could offer good growth opportunities for dominant media companies such as Viacom, Clear Channel Communications, and Time Warner.

Retailer Kohl's was the portfolio's single largest performance detractor. Weakness in the moderate price apparel area led the company to report disappointing sales and earnings. As of the end of the period, we felt this setback was temporary in nature and viewed Kohl's as offering attractive longer-term growth.

The fund's cash position, although it averaged just under 4.25% of assets over the period, was also a detractor from relative performance. In a period when U.S. and global markets rose sharply, any cash hurt performance against the Russell 1000 Growth Index which, like most market indices, has no cash position.

PERFORMANCE CONTRIBUTORS

Stock picking in the health care sector boosted portfolio results during the period. We avoided or underweighted a number of large-cap pharmaceutical stocks because we felt their medium-term growth prospects would be limited by patent expirations on key products as well as a dearth of new drugs in the development pipeline. Instead, we trained our sights on select biotechnology concerns we believed would offer stronger sustainable growth. For example, we favored Genentech and Amgen over Johnson & Johnson, in which we were relatively underweighted, and Merck, which we did not own. This positioning proved beneficial during the period.

Performance among consumer staples concerns also contributed to performance. Our holding in Avon Products benefited from strong cosmetics sales in Latin America and Europe and from the decline of the dollar against currencies in key overseas markets. Conversely, Coca Cola, which we largely avoided over the course of the year and did not own at period-end, suffered as volume growth failed to live up to investor expectations.

    Respectfully,

/s/ S. Irfan Ali                       /s/ Gregory Locraft

    S. Irfan Ali                           Gregory Locraft
    Portfolio Manager                      Portfolio Manager

/s/ Stephen Pesek

    Stephen Pesek
    Portfolio Manager

Note to Shareholders: Effective in November 2003, S. Irfan Ali and Gregory Locraft joined Stephen Pesek as co-managers of the portfolio.

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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

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PERFORMANCE SUMMARY THROUGH 11/30/03
------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended 11/30/03.)

                         Massachusetts Investors        Russell 1000
                      Growth Stock Fund - Class A       Growth Index
         -----------------------------------------------------------
         11/93                  $ 9,425                   $10,000
         11/95                   11,901                    14,238
         11/97                   21,068                    22,751
         11/99                   36,018                    38,488
         11/01                   28,402                    26,280
         11/03                   24,587                    23,724

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                        Class
   Share class      inception date     1-yr      3-yr       5-yr       10-yr
------------------------------------------------------------------------------
        A              1/01/1935       10.42%    -13.10%     -2.17%     10.06%
------------------------------------------------------------------------------
        B              9/07/1993        9.60%    -13.67%     -2.80%      9.29%
------------------------------------------------------------------------------
        C             11/03/1997        9.53%    -13.68%     -2.81%      9.62%
------------------------------------------------------------------------------
        I              1/02/1997       10.81%    -12.79%     -1.80%     10.32%
------------------------------------------------------------------------------
        J             12/18/2000        9.71%    -13.66%     -2.55%      9.85%
------------------------------------------------------------------------------
       R1*            12/31/2002       10.42%    -13.10%     -2.17%     10.06%
------------------------------------------------------------------------------
       R2             10/31/2003       10.32%    -13.13%     -2.19%     10.05%
------------------------------------------------------------------------------
      529A             7/31/2002        9.93%    -13.26%     -2.28%     10.00%
------------------------------------------------------------------------------
      529B             7/31/2002        9.40%    -13.45%     -2.41%      9.93%
------------------------------------------------------------------------------
      529C             7/31/2002        9.44%    -13.44%     -2.40%      9.93%
------------------------------------------------------------------------------

Comparative benchmarks

--------------------
  Average annual
--------------------

------------------------------------------------------------------------------
Average large-cap
growth fund+                           14.89%    -11.85%     -2.51%      7.47%
------------------------------------------------------------------------------
Russell 1000 Growth Index#             16.75%    -11.34%     -4.12%      9.02%
------------------------------------------------------------------------------


--------------------
  Average annual
 with sales charge
--------------------

------------------------------------------------------------------------------
        A                               4.07%    -14.80%     -3.32%      9.41%
------------------------------------------------------------------------------
        B                               5.60%    -14.46%     -3.10%      9.29%
------------------------------------------------------------------------------
        C                               8.53%    -13.68%     -2.81%      9.62%
------------------------------------------------------------------------------
        J                               5.32%    -14.83%     -3.34%      9.40%
------------------------------------------------------------------------------
      529A                              3.61%    -14.95%     -3.43%      9.35%
------------------------------------------------------------------------------
      529B                              5.40%    -14.19%     -2.69%      9.93%
------------------------------------------------------------------------------
      529C                              8.44%    -13.44%     -2.40%      9.93%
------------------------------------------------------------------------------
 I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
     Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                              10.42%    -34.38%    -10.39%    160.87%
------------------------------------------------------------------------------
        B                               9.60%    -35.66%    -13.25%    143.04%
------------------------------------------------------------------------------
        C                               9.53%    -35.69%    -13.29%    150.50%
------------------------------------------------------------------------------
        I                              10.81%    -33.67%     -8.67%    167.06%
------------------------------------------------------------------------------
        J                               9.71%    -35.63%    -12.11%    155.88%
------------------------------------------------------------------------------
       R1*                             10.42%    -34.38%    -10.39%    160.87%
------------------------------------------------------------------------------
       R2                              10.32%    -34.44%    -10.47%    160.63%
------------------------------------------------------------------------------
      529A                              9.93%    -34.74%    -10.88%    159.45%
------------------------------------------------------------------------------
      529B                              9.40%    -35.17%    -11.47%    157.72%
------------------------------------------------------------------------------
      529C                              9.44%    -35.14%    -11.43%    157.84%
------------------------------------------------------------------------------
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.
* Effective November 3, 2003, Class R shares have been renamed R1 shares.

INDEX DEFINITION

RUSSELL 1000 GROWTH INDEX - measures the performance of large-cap U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

A portion of the returns shown is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit. See Notes to Financial Statements.

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class J results, including sales charge, reflects the deduction of the maximum 4% sales charge and are available only to residents of Japan. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of dividends and capital gains.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS - 11/30/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 96.6%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 91.6%
-----------------------------------------------------------------------------------------------------
Aerospace - 0.4%
-----------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                         75,100               $2,229,719
-----------------------------------------------------------------------------------------------------
Northrop Grumman Corp.+                                              426,900               39,543,747
-----------------------------------------------------------------------------------------------------
                                                                                          $41,773,466
-----------------------------------------------------------------------------------------------------
Airlines - 1.2%
-----------------------------------------------------------------------------------------------------
JetBlue Airways Corp.*+                                              650,550              $23,719,053
-----------------------------------------------------------------------------------------------------
Southwest Airlines Co.+                                            5,854,700              105,267,506
-----------------------------------------------------------------------------------------------------
                                                                                         $128,986,559
-----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.2%
-----------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                            485,500              $25,158,610
-----------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.4%
-----------------------------------------------------------------------------------------------------
Coach, Inc.*                                                         827,100              $32,951,664
-----------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                    1,261,000               84,802,250
-----------------------------------------------------------------------------------------------------
Reebok International Ltd.+                                           831,000               33,439,440
-----------------------------------------------------------------------------------------------------
                                                                                         $151,193,354
-----------------------------------------------------------------------------------------------------
Automotive - 0.1%
-----------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                185,500               $8,750,035
-----------------------------------------------------------------------------------------------------

Banks & Credit Companies - 7.4%
-----------------------------------------------------------------------------------------------------
American Express Co.                                               3,137,400             $143,410,554
-----------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                         1,942,800               59,605,104
-----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                    4,434,200              208,584,768
-----------------------------------------------------------------------------------------------------
Fannie Mae                                                         1,503,100              105,217,000
-----------------------------------------------------------------------------------------------------
MBNA Corp.                                                         5,544,400              135,948,688
-----------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                               594,000               17,107,200
-----------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                 804,600               36,086,310
-----------------------------------------------------------------------------------------------------
SLM Corp.                                                          3,149,000              116,922,370
-----------------------------------------------------------------------------------------------------
                                                                                         $822,881,994
-----------------------------------------------------------------------------------------------------

Biotechnology - 2.4%
-----------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                       1,471,400              $84,620,214
-----------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                     362,100               30,525,030
-----------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                       216,000               10,095,840
-----------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                             2,367,700              138,936,636
-----------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                      65,400                1,556,520
-----------------------------------------------------------------------------------------------------
                                                                                         $265,734,240
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.8%
-----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                 2,792,500             $116,754,425
-----------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                4,434,500              139,154,610
-----------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*+                                      533,800               18,095,820
-----------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*+                               1,474,900               50,854,552
-----------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*+                                 248,000               11,457,600
-----------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc.*                                        97,600                2,786,480
-----------------------------------------------------------------------------------------------------
Liberty Media Corp.*                                               1,472,600               16,272,230
-----------------------------------------------------------------------------------------------------
NTL, Inc.*+                                                           48,500                3,160,260
-----------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                 6,879,900              112,004,772
-----------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                 802,100               28,939,768
-----------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                1,179,200               35,800,512
-----------------------------------------------------------------------------------------------------
                                                                                         $535,281,029
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.6%
-----------------------------------------------------------------------------------------------------
Charles Schwab Corp.+                                                586,800               $6,806,880
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.+                                           461,800               44,369,744
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.+                                         2,173,400              123,340,450
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                   2,064,600              114,131,088
-----------------------------------------------------------------------------------------------------
                                                                                         $288,648,162
-----------------------------------------------------------------------------------------------------
Business Services - 0.7%
-----------------------------------------------------------------------------------------------------
BISYS Group, Inc.*+                                                  222,100               $3,313,732
-----------------------------------------------------------------------------------------------------
DST Systems, Inc.*+                                                  548,000               20,451,360
-----------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                        848,600               31,822,500
-----------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                  334,900               14,534,660
-----------------------------------------------------------------------------------------------------
Manpower, Inc.                                                        23,600                1,107,784
-----------------------------------------------------------------------------------------------------
Paychex, Inc.+                                                       117,800                4,531,766
-----------------------------------------------------------------------------------------------------
                                                                                          $75,761,802
-----------------------------------------------------------------------------------------------------
Chemicals - 1.0%
-----------------------------------------------------------------------------------------------------
3M Co.                                                             1,345,300             $106,332,512
-----------------------------------------------------------------------------------------------------

Computer Software - 8.9%
-----------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.*+                                          810,000              $10,870,200
-----------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                       1,521,300               38,062,926
-----------------------------------------------------------------------------------------------------
BEA Systems, Inc.*                                                 1,743,600               22,143,720
-----------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.*+                                     1,855,900               31,049,207
-----------------------------------------------------------------------------------------------------
Intuit, Inc.*                                                        659,500               33,159,660
-----------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.*+                                         730,500               22,229,115
-----------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*+                                        1,596,400               74,711,520
-----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                   16,594,000              426,465,800
-----------------------------------------------------------------------------------------------------
Netscreen Technologies, Inc.*                                         43,800                1,103,760
-----------------------------------------------------------------------------------------------------
Networks Associates, Inc.*                                         1,101,500               14,749,085
-----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                      8,006,100               96,153,261
-----------------------------------------------------------------------------------------------------
Symantec Corp.*+                                                   2,679,600               87,971,268
-----------------------------------------------------------------------------------------------------
Synopsys, Inc.*+                                                     487,000               14,590,520
-----------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                            2,849,800              108,352,246
-----------------------------------------------------------------------------------------------------
                                                                                         $981,612,288
-----------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.9%
-----------------------------------------------------------------------------------------------------
EMC Corp.*+                                                          200,400               $2,753,496
-----------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                  343,800                7,457,022
-----------------------------------------------------------------------------------------------------
International Business Machines Corp.                              2,273,200              205,815,528
-----------------------------------------------------------------------------------------------------
                                                                                         $216,026,046
-----------------------------------------------------------------------------------------------------
Conglomerates - 0.2%
-----------------------------------------------------------------------------------------------------
Eaton Corp.                                                          186,200              $19,176,738
-----------------------------------------------------------------------------------------------------

Consumer Goods & Services - 2.5%
-----------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                1,713,300             $117,361,050
-----------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                              1,479,600               77,679,000
-----------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                 836,100               80,466,264
-----------------------------------------------------------------------------------------------------
                                                                                         $275,506,314
-----------------------------------------------------------------------------------------------------
Consumer Services - 1.0%
-----------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                             889,800              $61,422,894
-----------------------------------------------------------------------------------------------------
Career Education Corp.*                                            1,051,338               53,754,912
-----------------------------------------------------------------------------------------------------
                                                                                         $115,177,806
-----------------------------------------------------------------------------------------------------
Containers
-----------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*+                                      136,700               $2,236,412
-----------------------------------------------------------------------------------------------------

Electrical Equipment - 4.2%
-----------------------------------------------------------------------------------------------------
Cooper Industries, Ltd., "A"                                          56,800               $3,047,320
-----------------------------------------------------------------------------------------------------
Danaher Corp.                                                        325,200               27,056,640
-----------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                 463,200               28,273,728
-----------------------------------------------------------------------------------------------------
General Electric Co.                                               8,010,900              229,672,503
-----------------------------------------------------------------------------------------------------
Molex, Inc.                                                          562,400               18,086,784
-----------------------------------------------------------------------------------------------------
Tyco International Ltd.+                                           7,136,300              163,778,085
-----------------------------------------------------------------------------------------------------
                                                                                         $469,915,060
-----------------------------------------------------------------------------------------------------
Electronics - 7.8%
-----------------------------------------------------------------------------------------------------
Agere Systems, Inc., "B"*                                            500,000               $1,690,000
-----------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                               3,754,900              186,806,275
-----------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                             218,400                5,307,120
-----------------------------------------------------------------------------------------------------
Intel Corp.                                                        6,295,800              210,468,594
-----------------------------------------------------------------------------------------------------
Linear Technology Corp.                                              831,100               35,853,654
-----------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                      735,000               38,278,800
-----------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                         2,179,534               74,975,970
-----------------------------------------------------------------------------------------------------
National Semiconductor Corp.*                                         88,400                3,953,248
-----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                            1,449,100               63,412,616
-----------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*+                                                 1,013,000               20,634,810
-----------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                            4,722,000              140,526,720
-----------------------------------------------------------------------------------------------------
Xilinx, Inc.*                                                      2,103,700               79,078,083
-----------------------------------------------------------------------------------------------------
                                                                                         $860,985,890
-----------------------------------------------------------------------------------------------------
Entertainment - 2.4%
-----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                  4,213,200             $165,663,024
-----------------------------------------------------------------------------------------------------
Walt Disney Co.                                                    4,221,700               97,479,053
-----------------------------------------------------------------------------------------------------
                                                                                         $263,142,077
-----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.8%
-----------------------------------------------------------------------------------------------------
CVS Corp.+                                                         1,468,600              $55,013,756
-----------------------------------------------------------------------------------------------------
Rite Aid Corp.*+                                                   2,211,200               13,598,880
-----------------------------------------------------------------------------------------------------
Walgreen Co.                                                       3,505,300              129,030,093
-----------------------------------------------------------------------------------------------------
                                                                                         $197,642,729
-----------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 1.3%
-----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                      2,382,000             $114,621,840
-----------------------------------------------------------------------------------------------------
Sysco Corp.+                                                         776,800               28,213,376
-----------------------------------------------------------------------------------------------------
                                                                                         $142,835,216
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.0%
-----------------------------------------------------------------------------------------------------
Carnival Corp.+                                                    2,074,700              $73,008,693
-----------------------------------------------------------------------------------------------------
Cendant Corp.*                                                        77,300                1,712,968
-----------------------------------------------------------------------------------------------------
Hilton Hotels Corp.+                                               1,802,000               29,480,720
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co., "B"+                                  317,000               10,926,990
-----------------------------------------------------------------------------------------------------
                                                                                         $115,129,371
-----------------------------------------------------------------------------------------------------
General Merchandise - 5.1%
-----------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                      3,678,700             $177,754,784
-----------------------------------------------------------------------------------------------------
Target Corp.                                                       5,668,200              219,472,704
-----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                              2,973,200              165,428,848
-----------------------------------------------------------------------------------------------------
                                                                                         $562,656,336
-----------------------------------------------------------------------------------------------------
Health Maintenance Organizations
-----------------------------------------------------------------------------------------------------
CIGNA Corp.                                                           30,300               $1,625,595
-----------------------------------------------------------------------------------------------------

Insurance - 2.0%
-----------------------------------------------------------------------------------------------------
AFLAC, Inc.+                                                         177,900               $6,399,063
-----------------------------------------------------------------------------------------------------
American International Group, Inc.                                 2,400,100              139,085,795
-----------------------------------------------------------------------------------------------------
Chubb Corp.                                                          268,000               17,540,600
-----------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                              674,000               37,070,000
-----------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                          245,500               10,910,020
-----------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                  914,000               13,646,020
-----------------------------------------------------------------------------------------------------
                                                                                         $224,651,498
-----------------------------------------------------------------------------------------------------
Internet - 1.8%
-----------------------------------------------------------------------------------------------------
Ebay, Inc.*                                                        1,744,600              $97,435,910
-----------------------------------------------------------------------------------------------------
InterActive Corp.*+                                                2,785,300               91,497,105
-----------------------------------------------------------------------------------------------------
Yahoo! Inc.*                                                         379,000               16,289,420
-----------------------------------------------------------------------------------------------------
                                                                                         $205,222,435
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.3%
-----------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                            305,600              $23,867,360
-----------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.+                                               201,000               11,052,990
-----------------------------------------------------------------------------------------------------
                                                                                          $34,920,350
-----------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 1.2%
-----------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                              1,179,200              $72,096,288
-----------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*+                                                1,442,400               38,512,080
-----------------------------------------------------------------------------------------------------
HCA, Inc.                                                            378,500               15,862,935
-----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                               78,400                1,145,424
-----------------------------------------------------------------------------------------------------
                                                                                         $127,616,727
-----------------------------------------------------------------------------------------------------
Medical Equipment - 3.9%
-----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                              501,000              $31,708,290
-----------------------------------------------------------------------------------------------------
Applera Corp.                                                        838,200               17,996,154
-----------------------------------------------------------------------------------------------------
Biomet, Inc.                                                       1,810,100               64,747,277
-----------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                      437,600               33,082,560
-----------------------------------------------------------------------------------------------------
CTI Molecular Imaging, Inc*                                            5,600                   86,240
-----------------------------------------------------------------------------------------------------
Cyberonics, Inc.*+                                                    56,700                1,558,683
-----------------------------------------------------------------------------------------------------
Guidant Corp.                                                      1,205,100               68,413,527
-----------------------------------------------------------------------------------------------------
Invitrogen Corp.*+                                                   442,300               30,151,591
-----------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                    2,067,400               93,446,480
-----------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                             1,185,000               28,321,500
-----------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*+                                              949,600               62,597,632
-----------------------------------------------------------------------------------------------------
                                                                                         $432,109,934
-----------------------------------------------------------------------------------------------------
Oil Services - 0.5%
-----------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                  208,700               $4,487,050
-----------------------------------------------------------------------------------------------------
Noble Corp.*+                                                      1,108,100               38,318,098
-----------------------------------------------------------------------------------------------------
Smith International, Inc.*+                                          488,100               18,323,274
-----------------------------------------------------------------------------------------------------
                                                                                          $61,128,422
-----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.9%
-----------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                977,000              $20,438,840
-----------------------------------------------------------------------------------------------------
Avid Technology, Inc.*+                                              256,000               13,537,280
-----------------------------------------------------------------------------------------------------
Dell, Inc.*                                                        4,837,100              166,879,950
-----------------------------------------------------------------------------------------------------
Zebra Technologies Corp., "A"*+                                      177,797               11,302,555
-----------------------------------------------------------------------------------------------------
                                                                                         $212,158,625
-----------------------------------------------------------------------------------------------------

Pharmaceuticals - 7.6%
-----------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                          2,650,100             $117,134,420
-----------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                       68,900                4,723,784
-----------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.*                                           542,400               29,636,736
-----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                              4,679,400              230,647,626
-----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                       9,555,800              320,597,090
-----------------------------------------------------------------------------------------------------
Schering Plough Corp.                                              3,775,800               60,601,590
-----------------------------------------------------------------------------------------------------
Wyeth                                                              1,875,600               73,898,640
-----------------------------------------------------------------------------------------------------
                                                                                         $837,239,886
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.9%
-----------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*+                                       1,046,000              $36,819,200
-----------------------------------------------------------------------------------------------------
New York Times Co., "A"                                              786,000               36,077,400
-----------------------------------------------------------------------------------------------------
Tribune Co.+                                                         590,600               28,850,810
-----------------------------------------------------------------------------------------------------
                                                                                         $101,747,410
-----------------------------------------------------------------------------------------------------
Restaurants - 1.2%
-----------------------------------------------------------------------------------------------------
Brinker International, Inc.*                                         338,200              $11,011,792
-----------------------------------------------------------------------------------------------------
McDonald's Corp.                                                   3,076,500               78,850,695
-----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.+                                            718,600               32,157,350
-----------------------------------------------------------------------------------------------------
Starbucks Corp.*+                                                    292,700                9,386,889
-----------------------------------------------------------------------------------------------------
                                                                                         $131,406,726
-----------------------------------------------------------------------------------------------------
Specialty Chemicals
-----------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                    61,600               $1,754,368
-----------------------------------------------------------------------------------------------------

Specialty Stores - 3.2%
-----------------------------------------------------------------------------------------------------
AutoZone, Inc.*+                                                      17,800               $1,702,748
-----------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                   930,900               57,715,800
-----------------------------------------------------------------------------------------------------
CarMax Inc.*+                                                        469,300               15,454,049
-----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                     404,200               14,858,392
-----------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                  1,164,600               67,896,180
-----------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                         5,700                  137,712
-----------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                 430,200               10,970,100
-----------------------------------------------------------------------------------------------------
Staples, Inc.*                                                     2,394,900               65,021,535
-----------------------------------------------------------------------------------------------------
The TJX Cos., Inc.                                                 3,970,600               89,695,854
-----------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.*                                               758,500               27,336,340
-----------------------------------------------------------------------------------------------------
                                                                                         $350,788,710
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.3%
-----------------------------------------------------------------------------------------------------
NEXTEL Communications, Inc., "A"*                                  1,482,300              $37,546,659
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 4.3%
-----------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                         572,300              $37,668,786
-----------------------------------------------------------------------------------------------------
Andrew Corp.*                                                         97,100                1,142,867
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                              15,871,300              359,643,658
-----------------------------------------------------------------------------------------------------
Corning, Inc.*                                                     1,394,300               15,978,678
-----------------------------------------------------------------------------------------------------
Foundry Networks, Inc.*                                              454,200               11,972,712
-----------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                              301,500                5,689,305
-----------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.*+                                          994,800                3,183,360
-----------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                       832,400               37,083,420
-----------------------------------------------------------------------------------------------------
                                                                                         $472,362,786
-----------------------------------------------------------------------------------------------------
Trucking - 1.9%
-----------------------------------------------------------------------------------------------------
Fedex Corp.+                                                       2,005,400             $145,792,580
-----------------------------------------------------------------------------------------------------
United Parcel Service, Inc.                                          883,000               64,255,910
-----------------------------------------------------------------------------------------------------
                                                                                         $210,048,490
-----------------------------------------------------------------------------------------------------
Wireless Communications - 0.3%
-----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.*                                      2,837,100              $21,278,250
-----------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)*+                                         2,385,000               10,947,150
-----------------------------------------------------------------------------------------------------
                                                                                          $32,225,400
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                     $10,147,098,067
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 5.0%
-----------------------------------------------------------------------------------------------------
Australia - 0.6%
-----------------------------------------------------------------------------------------------------
BHP Billiton Ltd. (Metals & Mining)                                1,146,500              $18,859,925
-----------------------------------------------------------------------------------------------------
News Corp. Ltd., ADR (Broadcast & Cable TV)+                       1,378,700               47,220,475
-----------------------------------------------------------------------------------------------------
                                                                                          $66,080,400
-----------------------------------------------------------------------------------------------------
Bermuda - 1.2%
-----------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                           1,129,300              $28,119,570
-----------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                 914,000               33,315,300
-----------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Electronics)*                         841,000               33,211,090
-----------------------------------------------------------------------------------------------------
XL Capital Ltd. (Insurance)+                                         451,400               33,945,280
-----------------------------------------------------------------------------------------------------
                                                                                         $128,591,240
-----------------------------------------------------------------------------------------------------
Canada - 0.3%
-----------------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*             7,235,200              $32,630,752
-----------------------------------------------------------------------------------------------------

Finland - 0.5%
-----------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireless)                   3,361,800              $60,445,164
-----------------------------------------------------------------------------------------------------

Germany - 0.2%
-----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                             418,400              $18,437,556
-----------------------------------------------------------------------------------------------------

Netherlands - 0.3%
-----------------------------------------------------------------------------------------------------
ASM Lithography Holding N.V. (Electronics)*+                       1,844,300              $34,709,726
-----------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)+                                58,800                1,638,756
-----------------------------------------------------------------------------------------------------
                                                                                          $36,348,482
-----------------------------------------------------------------------------------------------------
Singapore - 0.2%
-----------------------------------------------------------------------------------------------------
Flextronics International Ltd. (Personal Computers &
Peripherals)*+                                                     1,129,200              $18,101,076
-----------------------------------------------------------------------------------------------------

Switzerland - 0.7%
-----------------------------------------------------------------------------------------------------
Alcon, Inc. (Medical Equipment)+                                     911,200              $53,004,504
-----------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                         66,200                2,799,241
-----------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                   249,100               22,474,463
-----------------------------------------------------------------------------------------------------
                                                                                          $78,278,208
-----------------------------------------------------------------------------------------------------
Taiwan - 0.5%
-----------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR
(Electronics)+                                                     5,582,715              $60,684,112
-----------------------------------------------------------------------------------------------------

United Kingdom - 0.5%
-----------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Pharmaceuticals)                              400,900              $18,219,903
-----------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Communications)*                     13,833,400               31,803,932
-----------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Wireless Communications)+                   510,284               11,915,131
-----------------------------------------------------------------------------------------------------
                                                                                          $61,938,966
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                     $561,535,956
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $10,460,246,096)                                       $10,708,634,023
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.5%
-----------------------------------------------------------------------------------------------------
                                                          PRINCIPAL AMOUNT
ISSUER                                                     (000 Omitted)                      $ VALUE
-----------------------------------------------------------------------------------------------------
Citigroup, Inc., due 12/02/03 - 12/09/03                             $96,500              $96,491,817
-----------------------------------------------------------------------------------------------------
ConocoPhillips, due 12/01/03                                          30,894               30,894,000
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., due 12/08/03 - 12/10/03              55,700               55,685,793
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., due 12/01/03                               48,865               48,865,000
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, due 12/01/03                              30,000               30,000,000
-----------------------------------------------------------------------------------------------------
Wells Fargo & Co., due 12/23/03                                       19,961               19,948,680
-----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                          $281,885,290
-----------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.9%
-----------------------------------------------------------------------------------------------------
Merrill Lynch, dated 11/28/03, due 12/01/03, total to be
received $94,343,018 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account),
at Cost                                                              $94,335              $94,335,000
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 2.8%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Identified Cost                                               305,359,175             $305,359,175
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $11,141,825,561)                                  $11,390,213,488
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.8)%                                                  (309,305,987)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $11,080,907,501
-----------------------------------------------------------------------------------------------------
* Non-income producing security.
+ All or a portion of this security is on loan.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 11/30/03

ASSETS
Investments, at value, including $298,076,481 of
securities on loan (identified cost, $11,141,825,561)       $11,390,213,488
-----------------------------------------------------------------------------------------------------
Cash                                                                    502
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                 229,326,582
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                  12,684,753
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                 8,721,945
-----------------------------------------------------------------------------------------------------
Other assets                                                        111,595
-----------------------------------------------------------------------------------------------------
Total assets                                                                          $11,641,058,865
-----------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                              $234,698,524
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               16,443,433
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      305,359,175
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                    396,042
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       783,233
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                      670,000
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                    51
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                            1,800,906
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $560,151,364
-----------------------------------------------------------------------------------------------------
Net assets                                                                            $11,080,907,501
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-in capital                                             $17,007,117,243
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                 248,374,930
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                (6,174,353,723)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                    (230,949)
-----------------------------------------------------------------------------------------------------
Total                                                                                 $11,080,907,501
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               1,034,364,434
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                 $7,079,160,292
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                            642,674,298
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $11.02
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$11.02)                                                  $11.69
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                 $2,778,508,876
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                            273,524,259
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.16
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $911,333,085
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             90,108,702
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.11
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $285,467,218
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             25,560,608
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $11.17
-----------------------------------------------------------------------------------------------------

Class J shares

  Net assets                                                    $10,368,245
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              1,030,842
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                               $10.06
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/96X$10.06)                                                     $10.48
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                    $14,105,047
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              1,279,583
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $11.02
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                         $5,019
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                455.533
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $11.02
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                     $1,067,815
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 97,385
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                               $10.96
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.96)                                                  $11.63
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $285,426
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 28,168
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.13
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $606,478
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 60,133
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.09
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class
529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 11/30/03

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                      $90,193,095
-----------------------------------------------------------------------------------------------------
  Interest                                                         6,140,104
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                            (846,103)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $95,487,096
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                 $34,055,822
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                             124,348
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                     22,682,759
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                          22,875,033
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                          26,644,138
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           8,695,266
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)                              62,726
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                             31,726
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                  2
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                            1,899
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                            1,515
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            3,193
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                     1,356
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       379
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       798
-----------------------------------------------------------------------------------------------------
  Administrative service fee (R2)                                          1
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                 385,576
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                    1,854,437
-----------------------------------------------------------------------------------------------------
  Printing                                                           605,412
-----------------------------------------------------------------------------------------------------
  Postage                                                            947,120
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                       38,500
-----------------------------------------------------------------------------------------------------
  Legal fees                                                          50,751
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                      567,962
-----------------------------------------------------------------------------------------------------
Total expenses                                                                           $119,630,719
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                            (2,981,672)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                             $116,649,047
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                      $(21,161,951)
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions*                                    $1,261,017,644
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                     (712,611)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                           $1,260,305,033
-----------------------------------------------------------------------------------------------------
Change in unrealized depreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                  $(214,192,538)
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                         (31,898)
-----------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                                             $(214,224,436)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                       $1,046,080,597
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $1,024,918,646
-----------------------------------------------------------------------------------------------------
* Includes proceeds received from a non-recurring cash settlement in the amount of $7,969,847 from a class-action lawsuit against Cendant Corporation.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 11/30                                          2003                      2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss                                            $(21,161,951)             $(46,681,993)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                         1,260,305,033            (1,793,475,896)
-----------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign
currency translation                                           (214,224,436)           (1,202,680,637)
---------------------------------------------------------   ---------------           ---------------
Increase (decrease) in net assets from operations            $1,024,918,646           $(3,042,838,526)
---------------------------------------------------------   ---------------           ---------------
Net decrease in net assets from fund share
transactions                                                  $(209,024,226)            $(957,658,059)
---------------------------------------------------------   ---------------           ---------------
Total increase (decrease) in net assets                        $815,894,420           $(4,000,496,585)
---------------------------------------------------------   ---------------           ---------------

NET ASSETS

At beginning of period                                      $10,265,013,081           $14,265,509,666
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $230,949 and $223,034, respectively)                $11,080,907,501           $10,265,013,081
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 11/30

CLASS A                                                     2003            2002            2001           2000           1999

Net asset value, beginning of period                       $9.98          $12.73          $18.47         $19.29         $16.06
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income (loss)                              $0.00*         $(0.02)         $(0.00)*       $(0.03)        $(0.01)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                           1.04           (2.73)          (4.02)          0.83###        4.63
------------------------------------------------------   -------      ----------      ----------      ---------      ---------
Total from investment operations                           $1.04          $(2.75)         $(4.02)         $0.80          $4.62
------------------------------------------------------   -------      ----------      ----------      ---------      ---------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net investment income                                  $--             $--             $--            $--         $(0.00)*
------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income                           --              --              --             --          (0.00)*
------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on investments and foreign
 currency transactions                                        --              --           (1.47)         (1.62)         (1.39)
------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                                         --              --           (0.25)            --             --
------------------------------------------------------   -------      ----------      ----------      ---------      ---------
Total distributions declared to shareholders                 $--             $--          $(1.72)        $(1.62)        $(1.39)
------------------------------------------------------   -------      ----------      ----------      ---------      ---------
Net asset value, end of period                            $11.02           $9.98          $12.73         $18.47         $19.29
------------------------------------------------------   -------      ----------      ----------      ---------      ---------
Total return (%)(+)                                        10.42**        (21.60)         (24.20)          4.03          31.27
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                  0.95            0.94            0.94           0.85           0.87
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                0.01           (0.14)          (0.03)         (0.15)         (0.08)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                           283             227             305            261            174
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)             $7,079          $6,327          $8,337         $9,243         $6,802
------------------------------------------------------------------------------------------------------------------------------

  * Per share amount was less than $0.01.
 ** The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been
    10.35%.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 11/30

CLASS B                                                  2003             2002             2001           2000            1999

Net asset value, beginning of period                    $9.27           $11.89           $17.37         $18.28          $15.37
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment loss                                   $(0.06)          $(0.08)          $(0.09)        $(0.16)         $(0.12)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                        0.95            (2.54)           (3.77)          0.80###         4.42
---------------------------------------------------   -------      -----------      -----------     ----------      ----------
Total from investment operations                        $0.89           $(2.62)          $(3.86)         $0.64           $4.30
---------------------------------------------------   -------      -----------      -----------     ----------      ----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on investments and
 foreign currency transactions                            $--              $--           $(1.39)        $(1.55)         $(1.39)
------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                                      --               --            (0.23)            --              --
---------------------------------------------------   -------      -----------      -----------     ----------      ----------
Total distributions declared to shareholders              $--              $--           $(1.62)        $(1.55)         $(1.39)
---------------------------------------------------   -------      -----------      -----------     ----------      ----------
Net asset value, end of period                         $10.16            $9.27           $11.89         $17.37          $18.28
---------------------------------------------------   -------      -----------      -----------     ----------      ----------
Total return (%)                                         9.60*          (22.04)          (24.71)          3.34           30.47
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                               1.60             1.59             1.59           1.50            1.52
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (0.64)           (0.79)           (0.68)         (0.80)          (0.74)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        283              227              305            261             174
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)          $2,779           $2,820           $4,280         $5,488          $3,608
------------------------------------------------------------------------------------------------------------------------------

  * The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been
    9.52%.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 11/30

CLASS C                                          2003              2002                2001              2000             1999

Net asset value, beginning of period            $9.23            $11.84              $17.31            $18.23           $15.33
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment loss                           $(0.06)           $(0.08)             $(0.09)           $(0.16)          $(0.12)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                        0.94             (2.53)              (3.75)             0.79###          4.41
-----------------------------------------------------      ------------      --------------     -------------      -----------
Total from investment operations                $0.88            $(2.61)             $(3.84)            $0.63            $4.29
-----------------------------------------------------      ------------      --------------     -------------      -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on investments
 and foreign currency transactions                $--               $--              $(1.40)           $(1.55)          $(1.39)
------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                              --                --               (0.23)               --               --
-------------------------------------------   -------      ------------      --------------     -------------      -----------
Total distributions declared to
shareholders                                      $--               $--              $(1.63)           $(1.55)          $(1.39)
-------------------------------------------   -------      ------------      --------------     -------------      -----------
Net asset value, end of period                 $10.11             $9.23              $11.84            $17.31           $18.23
-------------------------------------------   -------      ------------      --------------     -------------      -----------
Total return (%)                                 9.53*           (22.04)             (24.69)             3.32            30.49
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                       1.60              1.59                1.59              1.50             1.52
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                             (0.64)            (0.79)              (0.68)            (0.80)           (0.74)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                283               227                 305               261              174
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                     $911,333          $917,809          $1,446,087        $1,757,043         $965,054
------------------------------------------------------------------------------------------------------------------------------

  * The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been
    9.45%.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 11/30

CLASS I                                               2003              2002             2001            2000            1999

Net asset value, beginning of period                $10.08            $12.81           $18.58          $19.38          $16.10
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income                               $0.04             $0.03            $0.05           $0.04           $0.05
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                     1.05             (2.76)           (4.03)           0.83###         4.67
------------------------------------------------   -------      ------------      -----------     -----------      ----------
Total from investment operations                     $1.09            $(2.73)          $(3.98)          $0.87           $4.72
------------------------------------------------   -------      ------------      -----------     -----------      ----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net investment income                            $--               $--              $--             $--          $(0.03)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income                     --                --               --              --           (0.02)
------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on investments and
 foreign currency transactions                          --                --            (1.53)          (1.67)          (1.39)
------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                                   --                --            (0.26)             --              --
------------------------------------------------   -------      ------------      -----------     -----------      ----------
Total distributions declared to shareholders           $--               $--           $(1.79)         $(1.67)         $(1.44)
------------------------------------------------   -------      ------------      -----------     -----------      ----------
Net asset value, end of period                      $11.17            $10.08           $12.81          $18.58          $19.38
------------------------------------------------   -------      ------------      -----------     -----------      ----------
Total return (%)                                     10.81*           (21.31)          (23.93)           4.39           31.90
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                            0.60              0.59             0.59            0.50            0.52
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 0.36              0.21             0.32            0.20            0.28
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     283               227              305             261             174
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $285,467          $196,501         $195,542        $152,515         $95,539
------------------------------------------------------------------------------------------------------------------------------

  * The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been
    10.74%.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 11/30

                                                                                                     PERIOD ENDED
CLASS J                                                            2003              2002               11/30/01*

Net asset value, beginning of period                              $9.17            $11.77                  $17.37
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                            $(0.06)           $(0.08)                 $(0.09)
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             0.95             (2.52)                  (3.72)
----------------------------------------------------------   ----------       -----------        ----------------
Total from investment operations                                  $0.89            $(2.60)                 $(3.81)
----------------------------------------------------------   ----------       -----------        ----------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                             $--               $--                  $(1.53)
-----------------------------------------------------------------------------------------------------------------
  From paid-in capital                                               --                --                   (0.26)
----------------------------------------------------------   ----------       -----------        ----------------
Total distributions declared to shareholders                        $--               $--                  $(1.79)
----------------------------------------------------------   ----------       -----------        ----------------
Net asset value, end of period                                   $10.06             $9.17                  $11.77
----------------------------------------------------------   ----------       -----------        ----------------
Total return (%)(+)                                                9.71**          (22.09)                 (18.10)++
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                         1.61              1.59                    1.59+
-----------------------------------------------------------------------------------------------------------------
Net investment loss                                               (0.66)            (0.79)                  (0.68)+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                  283               227                     305
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $10,368            $3,284                  $6,861
-----------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class J shares, December 18, 2000, through November 30, 2001.
 ** The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been
    9.62%.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class J shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

                                                               PERIOD ENDED
                                                                   11/30/03*

CLASS R1

Net asset value, beginning of period                                 $9.23
--------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment loss                                                $(0.01)
--------------------------------------------------------------------------
 Net realized and unrealized gain on investments
 and foreign currency                                                 1.80
----------------------------------------------------------------   -------
Total from investment operations                                     $1.79
----------------------------------------------------------------   -------
Net asset value, end of period                                      $11.02
----------------------------------------------------------------   -------
Total return (%)                                                     19.39++**
--------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                            1.10+
--------------------------------------------------------------------------
Net investment loss                                                  (0.15)+
--------------------------------------------------------------------------
Portfolio turnover                                                     283
--------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                          $14,105
--------------------------------------------------------------------------

 * For the period from the inception of Class R1 shares, December 31, 2002, through November 30, 2003.
** The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 19.31%.
 +  Annualized.
++  Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

                                                                 PERIOD ENDED
                                                                   11/30/03*

CLASS R2

Net asset value, beginning of period                               $11.04
-------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment loss                                               $(0.00)**
-------------------------------------------------------------------------
 Net realized and unrealized loss on investments
 and foreign currency                                               (0.02)
----------------------------------------------------------   ------------
Total from investment operations                                   $(0.02)
----------------------------------------------------------   ------------
Net asset value, end of period                                     $11.02
----------------------------------------------------------   ------------
Total return (%)                                                    (0.18)++
-------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                           1.44+
-------------------------------------------------------------------------
Net investment loss                                                 (0.34)+
-------------------------------------------------------------------------
Portfolio turnover                                                    283
-------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $5
-------------------------------------------------------------------------

 * For the period from the inception of Class R2 shares, October 31, 2003, through November 30, 2003.
**  Per share amount was less than $0.01 per share.
 +  Annualized.
++  Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                              YEAR           PERIOD           YEAR          PERIOD          YEAR         PERIOD
                                              ENDED           ENDED           ENDED          ENDED          ENDED         ENDED
                                            11/30/03        11/30/02*       11/30/03       11/30/02*      11/30/03      11/30/02*
---------------------------------------------------------------------------------------------------------------------------------
                                                CLASS 529A                     CLASS 529B                    CLASS 529C

Net asset value, beginning of period         $9.97          $9.78            $9.26         $9.10          $9.22          $9.06
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment loss                        $(0.02)        $(0.00)**        $(0.08)       $(0.02)        $(0.08)        $(0.02)
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on
 investments and foreign currency             1.01           0.19             0.95          0.18           0.95           0.18
-----------------------------------------   ------      ---------           ------      --------         ------       --------
Total from investment operations             $0.99          $0.19            $0.87         $0.16          $0.87          $0.16
-----------------------------------------   ------      ---------           ------      --------         ------       --------
Net asset value, end of period              $10.96          $9.97           $10.13         $9.26         $10.09          $9.22
-----------------------------------------   ------      ---------           ------      --------         ------       --------
Total return (%)                              9.93(+)***     1.94++(+)        9.40***       1.76++         9.44***        1.77++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                    1.20           1.19+            1.85          1.84+          1.86           1.84+
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss                          (0.24)         (0.16)+          (0.89)        (0.78)+        (0.88)         (0.81)+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             283            227              283           227            283            227
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                    $1,068            $95             $285           $24           $606            $32
---------------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529 shares, July 31, 2002, through November 30, 2002.
 ** Per share amount was less than $0.01 per share.
*** The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been
    9.85%, 9.31%, and 9.35% for Class 529A, Class 529B, and Class 529C, respectively.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Growth Stock Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. The fund values its portfolio securities at current market prices where current market prices are readily available, or at fair value as determined under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the fund's valuation time, such closing prices may not be reflective of current market prices and current market prices may not be readily available when the fund determines net asset value, and therefore the fund may adjust closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $75,148 of Deferred Trustees' Compensation.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and JP Morgan Chase & Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

The fund was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003 the fund received a cash settlement in the amount of $7,969,847, recorded as a realized gain on investment transactions. The proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of less than $0.01 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been lower by 0.07% for Classes A and I, 0.08% for Classes B, C, R1, and 529A, and 0.09% for Classes J, 529B, and 529C.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended November 30, 2003, the fund's custodian fees were reduced by $145,688 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended November 30, 2003, the fund's miscellaneous expenses were reduced by $2,835,984 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, capital losses and wash sales.

The fund paid no distributions for the years ended November 30, 2002 and November 30, 2003.

During the year ended November 30, 2003, accumulated net investment loss decreased by $21,154,036, accumulated net realized loss on investments and foreign currency transactions decreased by $712,609, and paid-in capital decreased by $21,866,645 due to differences between book and tax accounting for currency transactions and capital losses. This change had no effect on the net assets or net asset value per share.

As of November 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Capital loss carryforward                 $(5,695,319,835)
        ----------------------------------------------------------
        Unrealized depreciation                      (230,658,960)
        ----------------------------------------------------------
        Other temporary differences                      (230,947)
        ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on November 30, 2009, ($3,395,598,636) and November 30, 2010 $(2,299,721,199).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net increase of $12,731 result of the change in the fund's pension liability for active Trustees and a pension expense of $16,789 for inactive trustees for the year ended November 30, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

        First $2 billion                                   0.0175%
        ----------------------------------------------------------
        Next $2.5 billion                                  0.0130%
        ----------------------------------------------------------
        Next $2.5 billion                                  0.0005%
        ----------------------------------------------------------
        In excess of $7 billion                            0.0000%
        ----------------------------------------------------------

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $508,444 and $2,837 for the year ended November 30, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class J, Class R1, Class R2, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                       CLASS A         CLASS B         CLASS C        CLASS J       CLASS R1       CLASS R2

Distribution Fee                         0.10%           0.75%           0.75%          0.75%          0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
Service Fee                              0.25%           0.25%           0.25%          0.25%          0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                  0.35%           1.00%           1.00%          1.00%          0.50%          0.50%
---------------------------------------------------------------------------------------------------------------------------

                                    CLASS 529A      CLASS 529B      CLASS 529C

Distribution Fee                         0.25%           0.75%           0.75%
---------------------------------------------------------------------------------------------------------------------------
Service Fee                              0.25%           0.25%           0.25%
---------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                  0.50%           1.00%           1.00%
---------------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended November 30, 2003, amounted to:

                                       CLASS A         CLASS B         CLASS C        CLASS J       CLASS R1       CLASS R2

Service Fee Retained by MFD           $555,066         $18,082         $15,140            $--            $--            $--
---------------------------------------------------------------------------------------------------------------------------

                                    CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD               $429              $2              $9
---------------------------------------------------------------------------------------------------------------------------

Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% per annum.

Payments of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the year ended November 30, 2003, were as follows:

                                       CLASS A         CLASS B         CLASS C        CLASS J       CLASS R1       CLASS R2

Total Distribution Plan                  0.35%           1.00%           1.00%          1.00%          0.50%          0.50%
---------------------------------------------------------------------------------------------------------------------------

                                    CLASS 529A      CLASS 529B      CLASS 529C

Total Distribution Plan                  0.35%           1.00%           1.00%
---------------------------------------------------------------------------------------------------------------------------

Class J shares are available for distribution through The Mizuho Bank Ltd. ("Mizuho Bank") and Tokyo Mitsubishi Personal Securities ("TMPS") and their network of financial intermediaries. Mizuho Bank also serves as the fund's agent securities company in Japan, and in the capacity represents the fund before Japanese regulatory authorities. MFD will pay to Mizuho Bank and TMPS, all of the service fee and a portion of the distribution fee attributable to Class J shares. Out of the distribution fee, MFD will pay to Mizuho and TMPS 0.60% per annum of average daily net assets attributable to Class J shares and will retain the remaining 0.15%. A portion of the distribution fee equal to 0.065% per annum of the fund's average daily net assets attributable to Class J shares is paid to Mizuho Bank to cover its services as the fund's agent securities company.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended November 30, 2003, were as follows:

                                              CLASS A          CLASS B          CLASS C       CLASS 529B       CLASS 529C

Contingent Deferred Sales Charges Imposed     $91,032       $6,991,885          $99,213              $--              $--
-------------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $11,038,359 for the year ended November 30, 2003. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets. MFSC is also reimbursed by the fund for out-of-pocket expenses that amounted to $4,946,651 for the year ended November 30, 2003.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $27,942,038,286 and $28,274,446,427, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                             $11,620,859,449
        -----------------------------------------------------------
        Gross unrealized depreciation                $(318,985,962)
        -----------------------------------------------------------
        Gross unrealized appreciation                   88,340,001
        -----------------------------------------------------------
        Net unrealized depreciation                  $(230,645,961)
        -----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                   Year ended 11/30/03                       Year ended 11/30/02
                               SHARES              AMOUNT               SHARES                AMOUNT

CLASS A SHARES

Shares sold                    999,838,772       $9,810,905,745        1,418,360,705       $15,312,208,246
-----------------------------------------------------------------------------------------------------------
Shares reacquired             (990,973,324)      (9,742,916,521)      (1,439,452,936)      (15,568,436,835)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)          8,865,448          $67,989,224          (21,092,231)        $(256,228,589)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                     30,046,298         $278,631,545           42,244,341          $447,844,342
-----------------------------------------------------------------------------------------------------------
Shares reacquired              (60,901,062)        (554,925,744)         (97,772,352)         (980,984,061)
-----------------------------------------------------------------------------------------------------------
Net decrease                   (30,854,764)       $(276,294,199)         (55,528,011)        $(533,139,719)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                     17,734,374         $163,979,257           22,515,546          $239,481,864
-----------------------------------------------------------------------------------------------------------
Shares reacquired              (27,115,839)        (247,106,042)         (45,149,997)         (459,128,244)
-----------------------------------------------------------------------------------------------------------
Net decrease                    (9,381,465)        $(83,126,785)         (22,634,451)        $(219,646,380)
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                     13,944,543         $142,638,380           17,389,016          $211,341,294
-----------------------------------------------------------------------------------------------------------
Shares reacquired               (7,870,696)         (81,007,297)         (13,164,701)         (157,921,191)
-----------------------------------------------------------------------------------------------------------
Net increase                     6,073,847          $61,631,083            4,224,315           $53,420,103
-----------------------------------------------------------------------------------------------------------

CLASS J SHARES

Shares sold                      1,639,752          $15,694,323               56,130              $595,757
-----------------------------------------------------------------------------------------------------------
Shares reacquired                 (966,931)          (9,351,027)            (280,758)           (2,803,924)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)            672,821           $6,343,296             (224,628)          $(2,208,167)
-----------------------------------------------------------------------------------------------------------

                                  Period ended 11/30/03*
                               SHARES              AMOUNT

CLASS R1 SHARES

Shares sold                      2,630,845          $26,239,722
------------------------------------------------------------------
Shares reacquired               (1,351,262)         (13,444,185)
------------------------------------------------------------------
Net increase                     1,279,583          $12,795,537
------------------------------------------------------------------

                                 Period ended 11/30/03**
                               SHARES              AMOUNT

CLASS R2 SHARES

Shares sold                        455.533               $5,022
------------------------------------------------------------------

                                   Year ended 11/30/03                    Period ended 11/30/02***
                               SHARES              AMOUNT               SHARES                AMOUNT

CLASS 529A SHARES

Shares sold                         90,283             $903,782                9,824               $93,536
-----------------------------------------------------------------------------------------------------------
Shares reacquired                   (2,453)             (25,151)                (269)               (2,558)
-----------------------------------------------------------------------------------------------------------
Net increase                        87,830             $878,631                9,555               $90,978
-----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                         26,202             $243,628                2,620               $23,167
-----------------------------------------------------------------------------------------------------------
Shares reacquired                     (632)              (6,319)                 (22)                 (302)
-----------------------------------------------------------------------------------------------------------
Net increase                        25,570             $237,309                2,598               $22,865
-----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                         56,763             $517,439                3,439               $31,048
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (47)                (783)                 (22)                 (198)
-----------------------------------------------------------------------------------------------------------
Net increase                        56,716             $516,656                3,417               $30,850
-----------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through November 30, 2003.
 ** For the period from the inception of Class R2 shares, October 31, 2003, through November 30, 2003.
*** For the period from the inception of Class 529 shares, July 31, 2002, through November 30, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $71,845 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

(7) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the funds' investment adviser, has been contacted by the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG") and the Bureau of Securities for the State of New Hampshire ("New Hampshire") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC, the NYAG, and New Hampshire are considering whether to institute enforcement actions against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. MFS continues to discuss these matters with the SEC, the NYAG, and New Hampshire. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

Since December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, have been named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of Massachusetts Investors Growth Stock Fund:

We have audited the accompanying statement of assets and liabilities of Massachusetts Investors Growth Stock Fund (the Fund), including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended November 30, 2001 were audited by other auditors whose report, dated January 10, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at November 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Investors Growth Stock Fund at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                      /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 9, 2004

---------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
---------------------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust II, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years'
duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JOHN W. BALLEN (born 09/12/59)                           ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                    Assistant Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Vice
Executive Officer and Director                           President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Senior         Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
STEPHEN E. CAVAN (born 11/06/53)                         York, Senior Vice President (September 2000 to
Secretary and Clerk                                      July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior         Executive Vice President and Chief Financial
Vice President, General Counsel and Secretary            Officer (prior to September 2000); Lexington
                                                         Funds, Treasurer (prior to September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
                                                         Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1,
2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741               225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741               New York, NY 10081

PORTFOLIO MANAGERS                                       AUDITORS
S. Irfan Ali(1)      Stephen Pesek(1)                    Ernst & Young LLP
Gregory Locraft(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus containing more complete information, including investment objectives, risks, charges and expenses, for any of the MFS products can be obtained from your investment professional. You should read and consider the information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             MIG-ANN-1/04 977M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. [Applicable for annual reports filed for the first fiscal year ending after December 15, 2003 (beginning with annual N-CSR filings at the end of February, 2004 for December 31, 2003 reporting period.)]

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not required at this time. [Required for reporting periods ending after January 1, 2004 (beginning with N-CSR's filed at the end of March 2004, for January 31, 2004 reporting period).]

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS GROWTH STOCK FUND


By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President

Date: January 23, 2004
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President
                           (Principal Executive Officer)

Date: January 23, 2004
      ------------------


By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and Accounting Officer)

Date: January 23, 2004
      ------------------

* Print name and title of each signing officer under his or her signature.